Material Accounting Policy Information	6 Months Ended
Aug. 31, 2026
Notes and other explanatory information [abstract]
Material Accounting Policy Information

4.	Material Accounting Policy Information

In preparing these condensed interim consolidated financial statements, the Company applied the accounting policies, critical judgments and estimates disclosed in note 3 and 4 of the annual financial statements, except as described in note 5.

In the opinion of management, all adjustments considered necessary for fair presentation of the Company’s financial position, results of operations and cash flows have been included. Operating results for the six months ended August 31, 2026, are not necessarily indicative of the results that may be expected for the year ending February 28, 2027.